Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Jupai Holdings Limited
Entity File Number	001-37485
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Central Index Key	0001616291
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	191,052,818
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Current Reporting Status	Yes
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
ICFR Auditor Attestation Flag	false
Entity Address, Address Line One	Building 4, No. 1588 Xinyang Road
Entity Address, Address Line Two	Lingang New Area
Entity Address, Address Line Three	China (Shanghai) Pilot Free Trade Zone
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201413
Entity Address, Country	CN
Entity Incorporation, State or Country Code	E9
Entity Bankruptcy Proceedings, Reporting Current	false
Auditor Name	B F Borgers CPA PC
Auditor Location	Lakewood, Colorado
Auditor Firm ID	5041
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Building 4, No. 1588 Xinyang Road
Entity Address, Address Line Two	Lingang New Area
Entity Address, Address Line Three	China (Shanghai) Pilot Free Trade Zone
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201413
Entity Address, Country	CN
Contact Personnel Name	Min Liu
City Area Code	21
Local Phone Number	5226-5925
Contact Personnel Email Address	maine.liu@jpinvestment.cn
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing six ordinary shares
Trading Symbol	JP
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0005 per share
No Trading Symbol Flag	true